Investment Risks	Jan. 26, 2026
Defiance Daily Target 2X Long CLF ETF | CLF Risks [Member]
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CLF Risks. The Fund invests in swap contracts and options that are based on the share price of CLF. This subjects the Fund to certain of the same risks as if it owned shares of CLF, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of CLF, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long CLF ETF | Indirect Investment in CLF Risk [Member]
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●	Indirect Investment in CLF Risk. CLF is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of CLF but will be exposed to the performance of CLF (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from CLF, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long CLF ETF | CLF Trading Risk [Member]
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●	CLF Trading Risk. The trading price of CLF may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence CLF’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence CLF’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for CLF’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long CLF ETF | CLF Performance Risk [Member]
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●	CLF Performance Risk. CLF may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of CLF to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance CLF provides may not ultimately be accurate. If CLF’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by CLF could decline significantly.

Defiance Daily Target 2X Long CLF ETF | Commodity Price Risk [Member]
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●	Commodity Price Risk. The volatility of commodity prices, including steel, scrap metal and iron ore, directly and indirectly affects CLF’s ability to generate revenue, maintain stable cash flows and fund its operations. CLF’s profitability is dependent upon the historically volatile market prices of steel, scrap metal and iron ore. The prices of steel, scrap metal and iron ore have fluctuated significantly in the recent past, and these pricing shifts are unpredictable and affected by factors beyond the company’s control, including: international demand for, and the impact of higher rates of inflation on, raw materials used in steel production; availability of scrap metal substitutes such as pig iron; commodity price speculation; rates of global economic growth, especially construction and infrastructure activity that requires significant amounts of steel; changes in the levels of economic activity in the U.S., China, India, Europe and other industrialized or developing economies, including as a result of geopolitical conflicts or otherwise; changes in China’s emissions policies and environmental compliance enforcement practices; changes in the production capacity, production rate and inventory levels of other steel producers, distributors, iron ore suppliers and scrap metal processors and traders; changes in trade laws; volumes of unfairly traded imports; imposition or termination of duties or tariffs, including tariffs and retaliatory tariffs that have recently been and may in the future be instituted following the recent change in U.S. presidential administrations, which among other things may affect cross-border shipments, import and export controls, and other trade barriers impacting the steel and iron ore markets; climate change and other weather-related disruptions, infectious disease outbreaks or natural disasters that may impact the global supply of steel, scrap metal or iron ore; and the proximity, capacity and cost of infrastructure and transportation.

Defiance Daily Target 2X Long CLF ETF | Global Steelmaking Overcapacity Risk [Member]
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●	Global Steelmaking Overcapacity Risk. Significant existing global steel capacity and new or expanded production capacity in recent years could potentially cause capacity to exceed demand globally. Although certain American steel producers have shut down production capacity, certain of CLF’s competitors have announced and are moving ahead with plans to develop new steelmaking capacity in the near term. In addition, certain foreign competitors, which may have cost advantages due to being owned, controlled or subsidized by foreign governments, have substantially increased their steelmaking capacity and/or production in the last few years and in some instances appear to have targeted the U.S. market for imports. The risk of even greater levels of imports may continue, depending upon foreign market and economic conditions, changes in trade agreements and treaties, laws, regulations or government policies affecting trade, the ability of foreign producers to circumvent U.S. trade sanctions and policy (including in the markets for electrical steels), the value of the U.S. dollar relative to other currencies and other variables beyond our control. In addition, higher sustained market prices of steel and iron ore products could cause new producers to enter the market or existing producers to further expand productive capacity, which could in turn lead to lower steel prices and increasing prices of steelmaking inputs, such as scrap metal. Excess steel and iron ore supply combined with reduced global steel demand and increased imports could also lead to lower steel and iron ore prices. Downward pressure on steel and/or iron ore prices could have an adverse effect on CLF’s results of operations, financial condition and profitability.

Defiance Daily Target 2X Long CLF ETF | Automotive Industry Risk [Member]
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●	Automotive Industry Risk. The largest end user for CLF’s steel products is the automotive industry in North America. Beyond these direct sales to the automotive industry, CLF makes additional sales to distributors and converters, which may ultimately resell some of that volume to the automotive market. In addition to the magnitude of its exposure to the automotive industry, CLF faces risks arising from its relative concentration of sales to certain specific automotive manufacturers, and its sales volumes and revenues may be adversely affected if it is unable to renew our fixed price contracts with one or more significant automotive customers or if those customers choose to move certain portions of their parts business to alternate suppliers. Automotive production and sales are cyclical and sensitive to general economic conditions and other factors, including interest rates, consumer credit, spending and preferences, and supply chain disruptions. If automotive production and sales decline, whether due to consumers facing reduced purchasing power caused by inflation, higher interest rates or otherwise, CLF’s sales and shipments to the automotive market are likely to decline in a corresponding manner. Adverse impacts that CLF may sustain as a result include, without limitation, lower margins because of the need to sell its steel to less profitable customers and markets, higher fixed costs from lower steel production if CLF is unable to sell the same amount of steel to other customers and markets, and lower sales, shipments, pricing and margins generally as its competitors face similar challenges and compete vigorously in other markets that we serve. These adverse impacts could negatively affect our revenues, financial results and cash flows.

Defiance Daily Target 2X Long CLF ETF | Metals and Mining Industry Risk [Member]
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●	Metals and Mining Industry Risk. Metals and mining companies can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Investments in metals and mining companies may be speculative and may be subject to greater price volatility than investments in other types of companies. Risks of metals and mining investments include: changes in international monetary policies or economic and political conditions that can affect the supply of natural resources and consequently the value of metals and mining company investments; the United States or foreign governments may pass laws or regulations limiting metals investments for strategic or other policy reasons; and increased environmental or labor costs may depress the value of metals and mining investments.

Defiance Daily Target 2X Long CLF ETF | Regulatory Risk [Member]
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●	Regulatory Risk. CLF must obtain, maintain and comply with numerous permits and licenses that require approval of operational plans and impose strict conditions on various environmental, health and safety matters in connection with its steel production and processing and mining and other operations. These include permits and approvals issued by various agencies and regulatory bodies, with which CLJ may not always be able to comply. Heightened levels of regulatory oversight focused on addressing climate change and industrial activities that generate greenhouse gas emissions, such as a company’s steelmaking, cokemaking and mining operations, could impact, delay, or disrupt its ability to obtain new or renewed permits or modifications to existing permits. New laws or regulations, or changes in existing laws or regulations, or the manner of their interpretation or enforcement, could increase the cost of doing business and restrict a company’s ability to operate its businesses or execute its strategies. CLF’s operations currently use, and have in the past used, hazardous materials and substances, and has generated, and expects to continue to generate, solid and hazardous waste. CLF has been, and may in the future be, subject to claims under laws and regulations for toxic torts, natural resource damages and other damages as well as for the investigation and clean-up of soil, surface water, sediments, groundwater and other natural resources and reclamation of properties. Such claims for damages, as well as investigation, remediation and reclamation requirements, have arisen and may arise in the future out of current, future or former conditions at sites that CLF or its acquired companies own, lease or operate, as well as sites that CLF or its acquired companies formerly owned, leased or operated, and at contaminated sites that are or have been owned, leased or operated by CLF’s joint venture partners. CLF may also have liability for contamination at third-party sites where it has sent hazardous wastes. CLF’s liability for these claims may be strict and/or joint and several, such that it may be held responsible for more than its share of the contamination or other damages, or even for entire claims regardless of fault.

Defiance Daily Target 2X Long CLF ETF | Indebtedness Risk [Member]
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●	Indebtedness Risk. CLF has a substantial amount of indebtedness and other obligations. These substantial indebtedness and other obligations may make it difficult for CLF to satisfy its financial obligations, including making scheduled principal and interest payments on its indebtedness and obligations, and also limit CLF’s ability to use its cash flow for working capital, capital expenditures, acquisitions or other general business purposes, which could negatively impact the company’s financial condition.

Defiance Daily Target 2X Long CLF ETF | Operating Expenses Risk [Member]
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●	Operating Expenses Risk. CLF’s operations require significant use of energy, water and raw materials. Although it is largely self-sufficient in iron ore and partially self-sufficient in coke, metallurgical coal and scrap metal, CLF is wholly or partially dependent on third-party suppliers for certain critical raw materials and production inputs, including industrial gases, graphite electrodes, chrome, zinc, coke, metallurgical coal, scrap metal, fluxing compounds and other alloys. A disruption in the transmission of energy, inadequate energy transmission infrastructure, or the termination of any of CLF’s energy supply contracts could interrupt its energy supply and adversely affect its operations.

Defiance Daily Target 2X Long CLF ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long CLF ETF | Compounding and Market Volatility Risk [Member]
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Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended January 12, 2026 was 59.88%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 79.90%. The Underlying Security’s annualized performance during this period was -7.11%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long CLF ETF | Daily Correlation/Tracking Risk [Member]
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Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long CLF ETF | Leverage Risk [Member]
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Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long CLF ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long CLF ETF | Swap Agreements [Member]
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Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long CLF ETF | Options Contracts [Member]
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Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long CLF ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long CLF ETF | Intra-Day Investment Risk [Member]
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Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long CLF ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long CLF ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long CLF ETF | ETF Risks [Member]
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Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long CLF ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long CLF ETF | Cash Redemption Risk [Member]
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Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long CLF ETF | Costs of Buying or Selling Shares [Member]
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Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long CLF ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long CLF ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long CLF ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long CLF ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long CLF ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long CLF ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long CLF ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long CLF ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long CLF ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long CLF ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long CLF ETF | Operationals Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long CLF ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long CLF ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long CLF ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long CLF ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long PLUG ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long PLUG ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended January 12, 2026 was 94.14%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 110.91%. The Underlying Security’s annualized performance during this period was -49.44%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long PLUG ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long PLUG ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long PLUG ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long PLUG ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long PLUG ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long PLUG ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long PLUG ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long PLUG ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long PLUG ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long PLUG ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long PLUG ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long PLUG ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long PLUG ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long PLUG ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long PLUG ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long PLUG ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long PLUG ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long PLUG ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long PLUG ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long PLUG ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long PLUG ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long PLUG ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long PLUG ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long PLUG ETF | Operationals Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long PLUG ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long PLUG ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long PLUG ETF | PLUG Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

PLUG Risks. The Fund invests in swap contracts and options that are based on the share price of PLUG. This subjects the Fund to certain of the same risks as if it owned shares of PLUG, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of PLUG, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long PLUG ETF | Indirect Investment in PLUG Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in PLUG Risk. PLUG is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of PLUG but will be exposed to the performance of PLUG (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from PLUG, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long PLUG ETF | PLUG Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	PLUG Trading Risk. The trading price of PLUG may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence PLUG’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence PLUG’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for PLUG’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long PLUG ETF | PLUG Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	PLUG Performance Risk. PLUG may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of PLUG to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance PLUG provides may not ultimately be accurate. If PLUG’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by PLUG could decline significantly.

Defiance Daily Target 2X Long PLUG ETF | Hydrogen Production Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Hydrogen Production Risk. As part of its vertical integration strategy, PLUG is developing and constructing hydrogen production facilities at locations across the United States and Europe. PLUG’s ability to successfully complete, operate these projects and obtain green certification for some of these facilities is not guaranteed. These projects will impact PLUG’s ability to meet and supplement the hydrogen demands for its products and services, for both existing and prospective customers. PLUG’s hydrogen production projects are dependent, in part, upon its ability to meet its internal demand for electrolyzers and liquefiers required for such projects. The timing and cost to complete the construction of its hydrogen production projects are also subject to a number of factors outside of PLUG’s control such as delays related to contractors, suppliers or other third parties. Such projects may take longer and cost more to complete and become operational than PLUG expected.

The viability and competitiveness of PLUG’s hydrogen production facilities will depend, in part, upon favorable laws, regulations, and policies related to hydrogen production. Additionally, its facilities are subject to numerous and new permitting, regulations, laws, and policies, many of which might vary by jurisdiction. Hydrogen production facilities are also subject to robust competition from well-established multinational companies in the energy industry. There is no guarantee that PLUG’s hydrogen production strategy will be successful, amidst this competitive environment. PLUG’s products and performance depend largely on the availability of hydrogen and recent insufficient supplies of hydrogen could negatively affect sales and deployment of its products and services.

Defiance Daily Target 2X Long PLUG ETF | Electrical Equipment Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Electrical Equipment Industry Risk. The electrical equipment industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. These factors may result in a material adverse impact on the Fund’s portfolio securities and the performance of the Fund.

Defiance Daily Target 2X Long PLUG ETF | Commodity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commodity Risk. Some of PLUG’s products contain commodity-priced materials. Commodity prices and supply levels affect its costs. Platinum, titanium, and iridium are scarce natural resources, and PLUG is dependent upon a sufficient supply of these commodities. These resources may become increasingly difficult to source due to various cost, geopolitical, or other reasons, which in turn might have a material adverse effect on PLUG’s business.

Defiance Daily Target 2X Long PLUG ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operational Risk. PLUG’s ability to source parts and raw materials from its suppliers could be disrupted or delayed in its supply chain which could adversely affect our results of operations. PLUG’s operations require significant amounts of necessary parts and raw materials. Reduced availability or interruption in supplies, whether resulting from more stringent regulatory requirements, supplier financial condition, increases in duties and tariff costs, disruptions in transportation, an outbreak of a severe public health pandemic, severe weather, or the occurrence or threat of wars or other conflicts, could have an adverse effect on PLUG’s financial condition, results of operations and cash flows.

Defiance Daily Target 2X Long PLUG ETF | Third Party Supplier Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Third Party Supplier Risk. PLUG will continue to be dependent on certain third-party key suppliers for components of its products, hydrogen generation projects, and manufacturing facilities. The failure of a supplier to develop and supply components on mutually agreeable terms or at all, or our inability to obtain substitute sources of these components on a timely basis or on terms acceptable to PLUG, could impair its ability to manufacture its products, could increase the cost of production or could affect the ability to generate hydrogen, which would in turn negatively affect PLUG’s sales and deployment of its products and services.

Defiance Daily Target 2X Long PLUG ETF | Operating Losses Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operating Losses Risk. PLUG has incurred losses and anticipates continuing to incur losses. The company has not achieved operating profitability in any quarter since its formation and it will continue to incur net losses until it can produce sufficient revenue to cover its costs.

Defiance Daily Target 2X Long PLUG ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long PLUG ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long UUUU ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long UUUU ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended January 12, 2026 was 126.12%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 246.61%. The Underlying Security’s annualized performance during this period was 52.75%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long UUUU ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long UUUU ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long UUUU ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long UUUU ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long UUUU ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long UUUU ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long UUUU ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long UUUU ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long UUUU ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long UUUU ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long UUUU ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long UUUU ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long UUUU ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long UUUU ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long UUUU ETF | Trading [Member]
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Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long UUUU ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long UUUU ETF | Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long UUUU ETF | High Portfolio Turnover Risk [Member]
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Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long UUUU ETF | Tracking Error Risk [Member]
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Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long UUUU ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long UUUU ETF | Money Market Instrument Risk [Member]
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Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long UUUU ETF | New Fund Risk [Member]
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Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long UUUU ETF | Trading Halt Risk [Member]
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Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long UUUU ETF | Operationals Risk [Member]
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Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long UUUU ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long UUUU ETF | Tax Risk [Member]
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Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long UUUU ETF | UUUU Risks [Member]
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Risk [Text Block]

UUUU Risks. The Fund invests in swap contracts and options that are based on the share price of UUUU. This subjects the Fund to certain of the same risks as if it owned shares of UUUU, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of UUUU, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long UUUU ETF | Indirect Investment in UUUU Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in UUUU Risk. UUUU is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of UUUU but will be exposed to the performance of UUUU (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

Defiance Daily Target 2X Long UUUU ETF | UUUU Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	UUUU Trading Risk. The trading price of UUUU may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for energy companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of UUUU may be traded by short sellers which may put pressure on the supply and demand for the common stock of UUUU, further influencing volatility in its market price. Public perception and other factors outside of the control of UUUU may additionally impact UUUU’s stock price due to UUUU garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against UUUU in the past. While UUUU continues to defend such actions, any judgment against UUUU, or any future stockholder litigation could result in substantial costs and a diversion of the management of UUUU’s attention and resources. If UUUU trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

Defiance Daily Target 2X Long UUUU ETF | UUUU Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	UUUU Performance Risk. UUUU may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of UUUU to decline. UUUU provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance UUUU provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If UUUU’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by UUUU could decline significantly.

Defiance Daily Target 2X Long UUUU ETF | Oil, Gas and Consumable Fuels Industry Risk [Member]
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Risk [Text Block]
●	Oil, Gas and Consumable Fuels Industry Risk. The oil, gas and consumable fuels industry is cyclical and highly dependent on the market price of fuel. The market value of companies in the oil, gas and consumable fuels industry are strongly affected by the levels and volatility of global commodity prices, supply and demand, capital expenditures on exploration and production, energy conservation efforts, the prices of alternative fuels, exchange rates and technological advances. Companies in this industry are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings. Actions taken by central governments may dramatically impact supply and demand forces that influence the market price of fuel, resulting in sudden decreases in value for companies in the oil, gas and consumable fuels industry. A significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget restraints may have a material adverse effect on the stock prices of companies in the industry.

Defiance Daily Target 2X Long UUUU ETF | Operational Risks [Member]
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Risk [Text Block]
●	Operational Risks. UUUU’s results of operations are significantly affected by the market prices of uranium, vanadium, rare earth elements and heavy mineral sands, which are cyclical and subject to substantial price fluctuations. UUUU’s earnings and operating cash flow are and will be particularly sensitive to the long- and short-term changes in the market prices of uranium, vanadium and REEs, as well as HMS and their components. Among other factors, these prices also affect the value of UUUU’s resources, reserves and inventories, as well as the market price of its common shares and therefore the Fund. Market prices are affected by numerous factors beyond UUUU’s control.

Defiance Daily Target 2X Long UUUU ETF | Regulatory Risks [Member]
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Risk [Text Block]
●	Regulatory Risks. UUUU’s operations are subject to extensive international, federal, state and local laws and regulations. These regulations govern, among other things: acquisition of the property or mineral interests; maintenance of claims; tenure; expropriation; prospecting; exploration; development; construction; extraction and mining; recovery, processing, milling and production; price controls; exports and imports; taxes and royalties; labor standards; occupational health; waste disposal; toxic substances; water use; land use; American Indian or other foreign indigenous peoples consultations and accommodations; environmental protection and remediation; endangered and protected species; mine, mill and other facility decommissioning and reclamation; mine safety; transportation safety and emergency response; and other matters. Compliance with such laws and regulations has increased the costs of exploring, drilling, developing, constructing, operating and closing of UUUU’s mines, mills, plants and other extraction, recovery and processing facilities. It is possible that, in the future, the costs, delays and other effects associated with such laws and regulations may impact UUUU’s decision as to whether to operate existing mines or facilities, or, with respect to exploration, development or construction properties, whether to proceed with exploration, development or construction. It is also possible that such laws and regulations may result in UUUU incurring significant costs to remediate or decommission properties if it is determined they do not comply with applicable environmental standards at such time.

Defiance Daily Target 2X Long UUUU ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long UUUU ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long CCJ ETF | Commodity Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commodity Price Risk. Because CCJ derives the majority of its revenues from sales of nuclear fuel products and services, its results of operations and cash flows will fluctuate as the price of nuclear fuel products and services increases or decreases. A sustained period of declining prices across the nuclear fuel cycle would materially and adversely affect CCJ’s results of operations and cash flows. Additionally, if the market price for nuclear fuel declines or remains at relatively low levels for a sustained period, CCJ may have to revise its operating plans, including reducing operating costs and capital expenditures, terminating, or suspending mining operations at one or more of properties, and discontinuing certain exploration and development plans. In the past, CCJ has been impacted by the sustained period of low prices. In a sustained period of low prices, CCJ may be unable to decrease its costs in an amount sufficient to offset reductions in revenues and may incur losses.

Defiance Daily Target 2X Long CCJ ETF | Regulatory Risk [Member]
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Risk [Text Block]
●	Regulatory Risk. Since 2008, the Canada Revenue Agency (CRA) has disputed CCJ’s marketing and trading structure and the related transfer pricing methodology CCJ has used for certain intercompany uranium sale and purchase agreements. CCJ’s expectations relating to this transfer pricing dispute, including its confidence that the courts would reject any attempt by CRA to utilize the same or similar positions for other tax years currently in dispute, and its belief that CRA should return the full amount of cash and security that has been paid or otherwise secured by CCJ, may be incorrect and could adversely affect the company.

Defiance Daily Target 2X Long CCJ ETF | Single Issuer Risk [Member]
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Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long CCJ ETF | Compounding and Market Volatility Risk [Member]
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Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended January 12, 2026 was 49.85%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 55.23%. The Underlying Security’s annualized performance during this period was 51.50%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long CCJ ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long CCJ ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long CCJ ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long CCJ ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long CCJ ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long CCJ ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long CCJ ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long CCJ ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long CCJ ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long CCJ ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long CCJ ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long CCJ ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long CCJ ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long CCJ ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long CCJ ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long CCJ ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long CCJ ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long CCJ ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long CCJ ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long CCJ ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long CCJ ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long CCJ ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long CCJ ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long CCJ ETF | Operationals Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long CCJ ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long CCJ ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long CCJ ETF | Oil, Gas and Consumable Fuels Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Oil, Gas and Consumable Fuels Industry Risk. The oil, gas and consumable fuels industry is cyclical and highly dependent on the market price of fuel. The market value of companies in the oil, gas and consumable fuels industry are strongly affected by the levels and volatility of global commodity prices, supply and demand, capital expenditures on exploration and production, energy conservation efforts, the prices of alternative fuels, exchange rates and technological advances. Companies in this industry are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings. Actions taken by central governments may dramatically impact supply and demand forces that influence the market price of fuel, resulting in sudden decreases in value for companies in the oil, gas and consumable fuels industry. A significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget restraints may have a material adverse effect on the stock prices of companies in the industry.

Defiance Daily Target 2X Long CCJ ETF | CCJ Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

CCJ Risks. The Fund invests in swap contracts and options that are based on the share price of CCJ. This subjects the Fund to certain of the same risks as if it owned shares of CCJ, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of CCJ, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long CCJ ETF | Indirect Investment in CCJ Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in CCJ Risk. CCJ is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of CCJ but will be exposed to the performance of CCJ (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from CCJ, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long CCJ ETF | CCJ Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	CCJ Trading Risk. The trading price of CCJ may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence CCJ’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence CCJ’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for CCJ’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long CCJ ETF | CCJ Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	CCJ Performance Risk. CCJ may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of CCJ to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance CCJ provides may not ultimately be accurate. If CCJ’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by CCJ could decline significantly.

Defiance Daily Target 2X Long CCJ ETF | Mining Uranium Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mining Uranium Risk. CCJ’s business segments are concentrated in the nuclear fuel and reactor cycles, with the largest segment being uranium mining. As such, CCJ is sensitive to changes in, and its performance and future prospects, will depend to a greater extent on, the overall condition of the nuclear energy industry and the public acceptance of nuclear energy. CCJ may be susceptible to increased risks, compared to diversified metals trading companies or diversified mining companies, as a result of the fact that its operations are concentrated in the nuclear fuel business.

Defiance Daily Target 2X Long CCJ ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Issuer Risk. CCJ is a Canadian company. Because the Fund has indirect exposure to a foreign company, the Fund may be subject to risks associated with foreign investments.

Defiance Daily Target 2X Long CCJ ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Currency Risk. Indirect exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Defiance Daily Target 2X Long CCJ ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Foreign Securities Risk. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Defiance Daily Target 2X Long CCJ ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long CCJ ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long DNN ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long DNN ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended January 12, 2026 was 66.69%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 95.17%. The Underlying Security’s annualized performance during this period was 28.23%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long DNN ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long DNN ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long DNN ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long DNN ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long DNN ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long DNN ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long DNN ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long DNN ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long DNN ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long DNN ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long DNN ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long DNN ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long DNN ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long DNN ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long DNN ETF | Trading [Member]
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Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long DNN ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long DNN ETF | Economic and Market Risk [Member]
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Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long DNN ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long DNN ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long DNN ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long DNN ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long DNN ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long DNN ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long DNN ETF | Operationals Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long DNN ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long DNN ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long DNN ETF | Oil, Gas and Consumable Fuels Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Oil, Gas and Consumable Fuels Industry Risk. The oil, gas and consumable fuels industry is cyclical and highly dependent on the market price of fuel. The market value of companies in the oil, gas and consumable fuels industry are strongly affected by the levels and volatility of global commodity prices, supply and demand, capital expenditures on exploration and production, energy conservation efforts, the prices of alternative fuels, exchange rates and technological advances. Companies in this industry are subject to substantial government regulation and contractual fixed pricing, which may increase the cost of business and limit these companies’ earnings. Actions taken by central governments may dramatically impact supply and demand forces that influence the market price of fuel, resulting in sudden decreases in value for companies in the oil, gas and consumable fuels industry. A significant portion of their revenues depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget restraints may have a material adverse effect on the stock prices of companies in the industry.

Defiance Daily Target 2X Long DNN ETF | Mining Uranium Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mining Uranium Risk. Exploration for minerals and the development of mineral properties are speculative and involve significant uncertainties and financial risks that even a combination of careful evaluation, experience and technical knowledge may not eliminate. While the discovery of an ore body may result in substantial rewards, few properties which are explored result in the discovery of a commercially mineable deposit and/or are ultimately developed into producing mines. As at the date hereof, many of Denison’s projects are preliminary in nature and mineral resource estimates include inferred mineral resources, which are considered too speculative geologically to have the economic considerations applied that would enable them to be categorized as mineral reserves. Mineral resources that are not mineral reserves do not have demonstrated economic viability. DNN’s project viability and operational outlook could be negatively impacted by the volatility and sensitivity to fluctuations in uranium market prices. The value of DNN’s current physical uranium holdings, its estimates of mineral resources and mineral reserves, and the viability of future production for its projects are heavily influenced by long and short term market prices of U3O8. Historically, these prices have seen significant fluctuations, and have been and will continue to be affected by numerous factors beyond Denison’s control. Such factors include, among others: demand for nuclear power, political, economic and social conditions in uranium producing and consuming countries, public and political response to nuclear incidents, reprocessing of used reactor fuel and the re-enrichment of depleted uranium tails, sales of excess civilian and military inventories (including from the dismantling of nuclear weapons) by governments and industry participants, uranium supplies from other secondary sources, production levels and costs of production from primary uranium suppliers, and forward contracts of U3O8 supplies.

Defiance Daily Target 2X Long DNN ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Issuer Risk. DNN is a Canadian company. Because the Fund has indirect exposure to a foreign company, the Fund may be subject to risks associated with foreign investments.

Defiance Daily Target 2X Long DNN ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Currency Risk. Indirect exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Defiance Daily Target 2X Long DNN ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Foreign Securities Risk. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Defiance Daily Target 2X Long DNN ETF | DNN Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

DNN Risks. The Fund invests in swap contracts and options that are based on the share price of DNN. This subjects the Fund to certain of the same risks as if it owned shares of DNN, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of DNN, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long DNN ETF | Indirect Investment in DNN Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in DNN Risk. DNN is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of DNN but will be exposed to the performance of DNN (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from DNN, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long DNN ETF | DNN Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	DNN Trading Risk. The trading price of DNN may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence DNN’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence DNN’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for DNN’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long DNN ETF | DNN Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	DNN Performance Risk. DNN may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of DNN to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance DNN provides may not ultimately be accurate. If DNN’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by DNN could decline significantly.

Defiance Daily Target 2X Long DNN ETF | Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Mining Industry Risk. The exploration and development of mineral properties and operation of mines and associated facilities requires a substantial amount of capital and the ability of DNN to proceed with any of its plans with respect thereto depends on its ability to: (a) obtain financing through joint ventures, equity financing, debt financing or other means, (b) monetize current uranium investments, and/or (c) produce income from the sale of future produced uranium inventory. For example, general market conditions, volatile uranium markets, changing international policies, a claim against the Company, a significant disruption to the Company’s business or operations, or other factors may make it difficult to secure the financing necessary to fund the substantial capital that is typically required in order to advance a mineral project, such as Wheeler River, through the testing, feasibility, engineering, and permitting processes necessary to support a production decision, or to place a property into commercial production.

Defiance Daily Target 2X Long DNN ETF | Regulation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Regulation Risk. Uranium mining and milling operations and exploration activities, as well as the transportation and handling of the products produced, are subject to extensive regulation by federal, provincial, and state governments. Such regulations relate to production, development, exploration, exports, imports, taxes and royalties, labour standards, occupational health, waste disposal, protection and remediation of the environment, mine decommissioning and reclamation, mine safety, toxic substances, transportation safety and emergency response, engagement with Indigenous peoples, and other matters. Compliance with such laws and regulations is currently, and has historically, increased the costs of exploring, drilling, developing, constructing, operating and closing DNN’s mines and processing facilities.

DNN expends significant financial and managerial resources to comply with such laws and regulations. Denison anticipates it will have to continue to do so as the trend toward stricter government regulation may continue. Because legal requirements are frequently changing and subject to interpretation, Denison is unable to predict the ultimate cost of compliance with these requirements or their effect on operations. While the Company has taken great care to ensure full compliance with its legal obligations, there can be no assurance that the Company has been or will be in full compliance with all of these laws and regulations, or with all permits and approvals that it is required to have.

Defiance Daily Target 2X Long DNN ETF | Operating Loss Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operating Loss Risk. DNN had negative operating cash flow for recent past financial reporting periods. DNN anticipates that it will continue to have negative operating cash flow until such time, if at all, its Wheeler River project goes into production. To the extent that DNN has negative operating cash flow in future periods, DNN may need to allocate a portion of its cash reserves and/or physical uranium holdings to fund such negative cash flow. DNN may also be required to raise additional funds through the issuance of equity or debt securities, or asset sales. There can be no assurance that additional capital or other types of financing will be available when needed or that these financings will be on terms favourable to DNN.

Defiance Daily Target 2X Long DNN ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long DNN ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long HL ETF | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Regulatory Risk. HL’s business is subject to extensive U.S. and foreign federal, state, provincial and local laws and regulations governing environmental protection, natural resources, prospecting, development, production, post-closure reclamation, taxes, labor standards and occupational health and safety laws and regulations, including mine safety, toxic substances and other matters. The costs associated with compliance with such laws and regulations are substantial. Possible future laws and regulations, or more restrictive interpretations of current laws and regulations by governmental authorities, could cause additional expense, capital expenditures, restrictions on or suspensions of operations and delays in the development of new properties.

Defiance Daily Target 2X Long HL ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long HL ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended January 12, 2026 was 60.40%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 83.48%. The Underlying Security’s annualized performance during this period was 28.55%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long HL ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long HL ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long HL ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long HL ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long HL ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long HL ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long HL ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long HL ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long HL ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long HL ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long HL ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long HL ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long HL ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long HL ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long HL ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long HL ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long HL ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long HL ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long HL ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long HL ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long HL ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long HL ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long HL ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long HL ETF | Operationals Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long HL ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long HL ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long HL ETF | HL Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

HL Risks. The Fund invests in swap contracts and options that are based on the share price of HL. This subjects the Fund to certain of the same risks as if it owned shares of HL, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of HL, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long HL ETF | Indirect Investment in HL Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in HL Risk. HL is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of HL but will be exposed to the performance of HL (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from HL, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long HL ETF | HL Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	HL Trading Risk. The trading price of HL may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence HL’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence HL’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for HL’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long HL ETF | HL Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	HL Performance Risk. HL may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of HL to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance HL provides may not ultimately be accurate. If HL’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by HL could decline significantly.

Defiance Daily Target 2X Long HL ETF | Metals and Mining Industry Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Metals and Mining Industry Risks. Substantial or extended decline in metals prices would have a material adverse effect on HL. The company’s revenue is derived primarily from the sale of concentrates and doré containing silver, gold, lead, zinc and copper and, as a result, our earnings are directly related to the prices of these metals. Silver, gold, lead, zinc and copper prices fluctuate widely and are affected by numerous factors, including: speculative activities; relative exchange rates of the U.S. dollar; global and regional demand and production; political instability; inflation, recession or increased or reduced economic activity; and other political, regulatory and economic conditions. These factors are largely beyond HL’s control and are difficult to predict. If the market prices for these metals fall below its production or development costs for a sustained period of time, HL will experience losses and may have to discontinue exploration, development or operations, and the company may also incur asset write-downs at one or more of its properties. An extended decline in metals prices, an increase in operating or capital costs or treatment charges, mine accidents or closures, increasing regulatory obligations, or HL’s inability to convert resources or exploration targets to reserves may cause it to record write-downs, which could negatively impact our results of operations.

Defiance Daily Target 2X Long HL ETF | Operational Losses Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operational Losses Risk. HL has experienced volatility in its net income (loss) reported in the last three years. Many of the factors affecting the company’s operating results are beyond its control, including, but not limited to, the volatility of metals prices; smelter terms; rock and soil conditions; seismic events; cybersecurity attacks; availability of hydroelectric power; diesel fuel prices; interest rates; foreign exchange rates; global or regional political or economic policies; inflation; availability and cost of labor; economic developments and crises; governmental regulations; continuity of orebodies; ore grades; recoveries; performance of equipment; uninsured losses; price speculation by certain investors; and purchases and sales by central banks and other holders and producers of gold and silver in response to these factors. There is no assurance that HL will not incur losses in the future.

Defiance Daily Target 2X Long HL ETF | Litigation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Litigation Risk. There are several ongoing legal disputes in which HL is involved, including a putative class action lawsuit filed against it and certain current and former directors and officers. Further, HL has experienced in the past, and could experience in the future, claims regarding environmental damage or compliance, safety conditions or other matters at our mines. The outcomes of these pending and potential claims are uncertain. HL may not resolve these claims favorably. Depending on the outcome, these actions could cause adverse financial effects or reputational harm to the company. If any of these disputes result in a substantial monetary judgment against HL, are settled on terms unfavorable to HL, or otherwise impact HL’s operations (such as by limiting the ability to obtain permits or approvals), its financial results or condition could be materially adversely affected.

Defiance Daily Target 2X Long HL ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long HL ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long NDAQ ETF | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Regulatory Risk. Under current U.S. federal securities laws, changes in the rules and operations of the securities markets, including pricing structure, must be reviewed and in many cases explicitly approved by the SEC. The SEC may approve, disapprove, or recommend changes to proposals that NDAQ submits. In addition, the SEC may delay either the approval process or the initiation of the public comment process. Favorable SEC rulings and interpretations can be challenged in and reversed by federal courts of appeals, reducing or eliminating the value of such prior interpretations. Any delay in approving changes, or the altering of any proposed change, could have an adverse effect on NDAQ’s business, financial condition and operating results.

Defiance Daily Target 2X Long NDAQ ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long NDAQ ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended January 12, 2026 was 23.42%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 28.34%. The Underlying Security’s annualized performance during this period was 15.24%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long NDAQ ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long NDAQ ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long NDAQ ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long NDAQ ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long NDAQ ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long NDAQ ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long NDAQ ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long NDAQ ETF | Fixed Income Securities Risk [Member]
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Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long NDAQ ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long NDAQ ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long NDAQ ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long NDAQ ETF | Cash Redemption Risk [Member]
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Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long NDAQ ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long NDAQ ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long NDAQ ETF | Trading [Member]
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Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long NDAQ ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long NDAQ ETF | Economic and Market Risk [Member]
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Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets

Defiance Daily Target 2X Long NDAQ ETF | High Portfolio Turnover Risk [Member]
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Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long NDAQ ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long NDAQ ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long NDAQ ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long NDAQ ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long NDAQ ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long NDAQ ETF | Operationals Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long NDAQ ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long NDAQ ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long NDAQ ETF | NDAQ Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

NDAQ Risks. The Fund invests in swap contracts and options that are based on the share price of NDAQ. This subjects the Fund to certain of the same risks as if it owned shares of NDAQ, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of NDAQ, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long NDAQ ETF | Indirect Investment in NDAQ Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in NDAQ Risk. NDAQ is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of NDAQ but will be exposed to the performance of NDAQ (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from NDAQ, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long NDAQ ETF | NDAQ Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	NDAQ Trading Risk. The trading price of NDAQ may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence NDAQ’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence NDAQ’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for NDAQ’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long NDAQ ETF | NDAQ Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	NDAQ Performance Risk. NDAQ may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of NDAQ to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance NDAQ provides may not ultimately be accurate. If NDAQ’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by NDAQ could decline significantly.

Defiance Daily Target 2X Long NDAQ ETF | Operations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operations Risk. A decline in trading and clearing volumes or values or market share will decrease NDAQ’s trading and clearing revenues. Trading and clearing volumes and values are directly affected by economic, political and market conditions, broad trends in business and finance, unforeseen market closures or other disruptions in trading, the level and volatility of interest rates, inflation, changes in price levels of securities and the overall level of investor confidence. Over the past several years, trading and clearing volumes and values across markets have fluctuated significantly depending on market conditions and other factors beyond NDAQ’s control. Because a significant percentage of NDAQ’s revenues are tied directly to the volume or value of securities traded and cleared on NDAQ markets, it is likely that a general decline in trading and clearing volumes or values would lower revenues and may adversely affect NDAQ’s operating results if it is unable to offset falling volumes or values through pricing changes. Declines in trading and clearing volumes or values may also impact NDAQ’s market share or pricing structures and adversely affect its business and financial condition. If total market share in securities decreases relative to competitors, NDAQ venues may be viewed as less attractive sources of liquidity. If the exchanges are perceived to be less liquid, then the business, financial condition and operating results could be adversely affected.

Defiance Daily Target 2X Long NDAQ ETF | Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Risk. System limitations or failures could harm NDAQ’s business. NDAQ’s businesses depend on the integrity and performance of the technology, computer and communications systems supporting them. If new systems fail to operate as intended or existing systems cannot expand to cope with increased demand or otherwise fail to perform, NDAQ could experience unanticipated disruptions in service, slower response times and delays in the introduction of new products and services. NDAQ could experience a systems failure due to human error by its employees, contractors or vendors, electrical or telecommunications failures or disruptions, hardware or software failures or defects, cyberattacks, sabotage or similar unexpected events. These consequences could result in service outages, lower trading volumes or values, financial losses, decreased customer satisfaction, litigation and regulatory sanctions. NDAQ markets and the markets that rely on its technology have experienced system failures and delays in the past and could occur in the future.

Defiance Daily Target 2X Long NDAQ ETF | Capital Markets Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Capital Markets Industry Risk. Capital markets companies may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

Defiance Daily Target 2X Long NDAQ ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Cybersecurity Risk. NDAQ’s role in the global marketplace positions it at greater risk for a cyberattack. NDAQ’s systems and operations are vulnerable to damage, misappropriation or disruption from security breaches. Some of these threats include attacks from foreign governments, hacktivists, insiders and criminal organizations. Foreign governments may seek to obtain a foothold in U.S. critical infrastructure, hacktivists may seek to deploy denial of service attacks to bring attention to their cause, insiders may pose a risk of human error or malicious activity and criminal organizations may seek to profit by gaining control of company systems or accounts or from stolen data via ransomware or other means, such as social engineering, including deepfake scams, compromised business email or other methods.

Defiance Daily Target 2X Long NDAQ ETF | Changing Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Changing Technology Risk. The markets in which NDAQ competes is characterized by rapidly changing technology, evolving industry and regulatory standards, frequent enhancements to existing products and services, the adoption of new services and products and changing customer demands. NDAQ may not be able to keep up with rapid technological and other competitive changes affecting its industry.

Defiance Daily Target 2X Long NDAQ ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long NDAQ ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long PAAS ETF | Metals and Mining Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Metals and Mining Industry Risk. The majority of PAAS’ revenue is derived from the sale of silver, gold, zinc, copper and lead, and therefore fluctuations in the prices of these metals significantly affects its operations and profitability. Its sales are directly dependent on metal prices, and metal prices have historically shown significant volatility and are beyond its control. The prices of silver, gold, and other metals are affected by numerous factors beyond our control, including: global and regional levels of supply and demand; sales by government holders and other third parties; metal stock levels maintained by producers and others; increased production due to new mine developments and improved mining and production methods; speculative activities; inventory carrying costs; availability, demand and costs of metal substitutes; international economic and political conditions; interest rates, inflation and currency values; the emergence of cryptocurrencies as a store of value and hedge against inflation in competition with precious metals increased demand for silver, gold, or other metals for new technologies; and reduced demand resulting from obsolescence of technologies and processes utilizing silver, gold, and other metals. PAAS’s business segments are concentrated in the nuclear fuel and reactor cycles, with the largest segment being uranium mining. As such, PAAS is sensitive to changes in, and its performance and future prospects, will depend to a greater extent on, the overall condition of the nuclear energy industry and the public acceptance of nuclear energy. PAAS may be susceptible to increased risks, compared to diversified metals trading companies or diversified mining companies, as a result of the fact that its operations are concentrated in the nuclear fuel business.

Defiance Daily Target 2X Long PAAS ETF | Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Regulatory Risk. PAAS is subject to environmental laws and regulation in the various jurisdictions in which it operates that impose requirements or restrictions on its activities, such as mine development, water management, use of hazardous substances, reclamation, and waste transportation, storage and disposal. Compliance with environmental laws and regulations may require significant costs and may cause material changes or delays in operations. There is no assurance that PAAS will be in full compliance with environmental legislation at all times. Failure to comply with applicable environmental legislation could lead to adverse consequences.

Defiance Daily Target 2X Long PAAS ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long PAAS ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended January 12, 2026 was 47.44%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 49.58%. The Underlying Security’s annualized performance during this period was 10.47%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long PAAS ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long PAAS ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long PAAS ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long PAAS ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long PAAS ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long PAAS ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long PAAS ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long PAAS ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long PAAS ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long PAAS ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long PAAS ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long PAAS ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long PAAS ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long PAAS ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long PAAS ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long PAAS ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long PAAS ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long PAAS ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long PAAS ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long PAAS ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long PAAS ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long PAAS ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long PAAS ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long PAAS ETF | Operationals Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long PAAS ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long PAAS ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long PAAS ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Issuer Risk. PAAS is a Canadian company. Because the Fund has indirect exposure to a foreign company, the Fund may be subject to risks associated with foreign investments.

Defiance Daily Target 2X Long PAAS ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Currency Risk. Indirect exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Defiance Daily Target 2X Long PAAS ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Foreign Securities Risk. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Defiance Daily Target 2X Long PAAS ETF | PAAS Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

PAAS Risks. The Fund invests in swap contracts and options that are based on the share price of PAAS. This subjects the Fund to certain of the same risks as if it owned shares of PAAS, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of PAAS, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long PAAS ETF | Indirect Investment in PAAS Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in PAAS Risk. PAAS is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of PAAS but will be exposed to the performance of PAAS (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from PAAS, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long PAAS ETF | PAAS Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	PAAS Trading Risk. The trading price of PAAS may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence PAAS’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence PAAS’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for PAAS’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long PAAS ETF | PAAS Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	PAAS Performance Risk. PAAS may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of PAAS to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance PAAS provides may not ultimately be accurate. If PAAS’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by PAAS could decline significantly.

Defiance Daily Target 2X Long PAAS ETF | International Business Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	International Business Risks. In 2024, a significant portion of PAAS’ production and revenues were derived from its operations in Peru, Mexico, Argentina, Chile, Brazil, and Bolivia. As a result, PAAS is exposed to a number of risks and uncertainties, including: expropriation, nationalization, and the cancellation, revocation, renegotiation, or forced modification of existing contracts, permits, licenses, approvals, or title, particularly without adequate compensation; changing political and fiscal regimes and administration, including with respect to taxation, sometimes unexpectedly or as a result of precipitous events, and economic and regulatory instability; unanticipated adverse changes to constitutional rights and protections, and other laws and policies, including those relating to mineral title, royalties and taxation; delays or inability to obtain or maintain necessary permits, licenses or approvals; opposition to mine development projects from governments, Indigenous peoples, communities, and other groups, which may include frivolous or vexatious claims, misinformation, and the potential for violence and property damage; restrictions on foreign investment; limitations on repatriation of operating cash flows, including currency controls and other legal and practical restrictions to transfer funds from foreign jurisdictions; extreme fluctuations in currency exchange rates and restrictions on foreign exchange; unreliable or undeveloped infrastructure; labour unrest and scarcity; human rights violations, which may include Indigenous rights claims; inability of governments or governmental bodies to complete, or properly complete, consultation processes and to comply with national and international laws, protocols, standards and/or norms; difficulty obtaining key equipment and components for equipment; regulations and restrictions with respect to imports and exports; high rates of inflation; inability to obtain fair dispute resolution or judicial determinations because of bias, corruption or abuse of power; abuse of power of foreign governments who impose, or threaten to impose, fines, penalties or other similar mechanisms, without regard to the rule of law; difficulties enforcing judgments, particularly judgments obtained in Canada or the United States, with respect to assets located outside of those jurisdictions; difficulty understanding and complying with the regulatory and legal framework with respect to mineral properties, mines and mining operations, and permitting; violence and criminal activity, including organized crime, theft, trespassing, and illegal mining; civil unrest, terrorism and hostage taking; government, union and community pressures to maintain unprofitable operations; military repression and increased likelihood of international conflicts or aggression; and increased public health concerns, including the impact of COVID-19 or other pandemics.

Defiance Daily Target 2X Long PAAS ETF | Title to Assets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Title to Assets Risk. The validity of mining or exploration titles or claims or rights, which constitute most of PAAS’ property holdings, can be uncertain and may be contested. Properties may be subject to prior unregistered liens, agreements or transfers, Indigenous land claims, or undetected title defects. No assurance can be given that applicable governments will not revoke or significantly alter the conditions of the applicable exploration and mining titles or claims, or that such exploration and mining titles or claims will not be challenged or impugned by third parties. PAAS may be unable to operate our properties as expected, or to enforce its rights to its properties. Any defects in title to its properties, or the revocation of its rights to mine, could have a material adverse effect on its operations and financial condition.

Defiance Daily Target 2X Long PAAS ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long PAAS ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long PATH ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long PATH ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s annualized historical volatility rate for the period from April 20, 2021 (the earliest date available) to January 12, 2026 was 65.81%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 79.80%. The Underlying Security’s annualized performance during this period was -21.95%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long PATH ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long PATH ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long PATH ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long PATH ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long PATH ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long PATH ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long PATH ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long PATH ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long PATH ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long PATH ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long PATH ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long PATH ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long PATH ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long PATH ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long PATH ETF | Trading [Member]
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Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long PATH ETF | Liquidity Risk [Member]
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Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long PATH ETF | Economic and Market Risk [Member]
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Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long PATH ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long PATH ETF | Tracking Error Risk [Member]
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Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long PATH ETF | Liquidity Risks [Member]
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Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long PATH ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long PATH ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long PATH ETF | Trading Halt Risk [Member]
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Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long PATH ETF | Operationals Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long PATH ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long PATH ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long PATH ETF | Operations Risk [Member]
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●	Operations Risk. PATH derives and expects to continue to derive substantially all of our revenue from its UiPath Platform™. As such, market adoption of its automation platform is critical to its continued success. Demand for its platform may be affected by a number of factors, many of which are beyond its control, including continued market acceptance and integration of the platform into the customers’ operations; the continued volume, variety, and velocity of automations that are generated through use of the platform; timing of development, and release of new offerings by competitors; technological change, including in the areas of AI and ML systems, and the rate of growth in the market.

Defiance Daily Target 2X Long PATH ETF | International Business Risks [Member]
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●	International Business Risks. PATH has sales, product, and engineering operations in many countries, and some of its business activities are concentrated in one or more geographic areas. Moreover, sales outside the U.S. accounted for 56% of the company’s revenue for fiscal year 2025. As a result, PATH’s operations and its financial results, including its ability to execute its business strategy, design, develop, or sell products, and the demand for its products, are at times adversely affected by a number of global and regional factors outside of its control.

Defiance Daily Target 2X Long PATH ETF | PATH Risks [Member]
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PATH Risks. The Fund invests in swap contracts and options that are based on the share price of PATH. This subjects the Fund to certain of the same risks as if it owned shares of PATH, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of PATH, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long PATH ETF | Indirect Investment in PATH Risk [Member]
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●	Indirect Investment in PATH Risk. PATH is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of PATH but will be exposed to the performance of PATH (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from PATH, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long PATH ETF | PATH Trading Risk [Member]
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●	PATH Trading Risk. The trading price of PATH may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence PATH’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence PATH’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for PATH’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long PATH ETF | PATH Performance Risk [Member]
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●	PATH Performance Risk. PATH may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of PATH to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance PATH provides may not ultimately be accurate. If PATH’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by PATH could decline significantly.

Defiance Daily Target 2X Long PATH ETF | Software Industry Risk [Member]
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●	Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Defiance Daily Target 2X Long PATH ETF | Artificial Intelligence Risk [Member]
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●	Artificial Intelligence Risk. The markets and use cases for products with AI capabilities have been rapidly evolving, are difficult to predict, and may impact demand for products, sales cycles, ability to forecast results from sales of these products, and the preferences of customers and potential customers. The significant investments PATH has made to develop products and software to address what it believes will be increasing demand for AI capabilities may be insufficient, and the company may face significant hurdles, including whether demand will materialize, whether third-party software providers will develop functionality that allows their software to utilize the AI capabilities of PATH’s products, and whether the company will be successful in developing, pricing, and packaging products that can compete with offerings by established competitors. Additionally, use of AI technology in general may subject us to reputational, financial, legal, or regulatory risks.

Defiance Daily Target 2X Long PATH ETF | Data Privacy and Cybersecurity Risk [Member]
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●	Data Privacy and Cybersecurity Risk. PATH and third parties with whom it does business are subject to stringent and evolving U.S. and foreign laws, regulations, and rules, contractual obligations, industry standards, policies, and other obligations related to data privacy and security. PATH’s actual or perceived failure to comply with such obligations could lead to adverse business consequences, including regulatory investigations or actions; litigation (including class claims) and mass arbitration demands; fines and penalties; business disruptions; reputational harm; loss of revenue or profits; and loss of customers or sales.

Defiance Daily Target 2X Long PATH ETF | Intellectual Property Risks [Member]
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●	Intellectual Property Risks. Any failure to obtain, maintain, protect, or enforce PATH’s intellectual property and proprietary rights could impair its ability to protect its proprietary technology and its brand. PATH’s success depends to a significant degree on its ability to obtain, maintain, protect, and enforce intellectual property rights, including its proprietary technology, know-how, and brand. PATH may not be able to protect its intellectual property rights if, for example, it is unable to enforce its rights against infringement or misappropriation, or if it does not detect unauthorized use of our intellectual property rights. If PATH fails to protect its intellectual property rights adequately, its competitors may gain access to its proprietary technology and develop and commercialize substantially identical products, services, or technologies, and business, financial condition, results of operations, or growth prospects may be harmed.

Defiance Daily Target 2X Long PATH ETF | Dual Class Common Stock Risk [Member]
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●	Dual Class Common Stock Risk. The dual class structure of PATH’s common stock has the effect of concentrating voting control with Daniel Dines, Chief Executive Officer, co-founder, and Chairman of PATH, which will limit stockholders’ ability to influence the outcome of important decisions.

Defiance Daily Target 2X Long PATH ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long PATH ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long POET ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long POET ETF | Compounding and Market Volatility Risk [Member]
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Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended January 12, 2026 was 93.36%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 80.41%. The Underlying Security’s annualized performance during this period was 2.48%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long POET ETF | Daily Correlation/Tracking Risk [Member]
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Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long POET ETF | Leverage Risk [Member]
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Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long POET ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long POET ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long POET ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long POET ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long POET ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long POET ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long POET ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long POET ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long POET ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long POET ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long POET ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long POET ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long POET ETF | Trading [Member]
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Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long POET ETF | Liquidity Risk [Member]
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Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long POET ETF | Economic and Market Risk [Member]
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Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long POET ETF | High Portfolio Turnover Risk [Member]
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Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long POET ETF | Tracking Error Risk [Member]
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Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long POET ETF | Liquidity Risks [Member]
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Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long POET ETF | Money Market Instrument Risk [Member]
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Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long POET ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long POET ETF | Trading Halt Risk [Member]
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Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long POET ETF | Operationals Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long POET ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long POET ETF | Tax Risk [Member]
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Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long POET ETF | Third Party Supplier Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Third Party Supplier Risk. POET depends on a limited number of suppliers in the operation of its business. Some of these suppliers are sole source suppliers. POET typically has not entered into long-term agreements with its suppliers. As a result, these suppliers generally may stop supplying materials and other components at any time. POET’s reliance on a sole supplier or limited number of suppliers could result in delivery problems, reduced control over technology development, product development, pricing and quality, and an inability to identify and qualify another supplier in a timely manner.

Defiance Daily Target 2X Long POET ETF | Foreign Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Issuer Risk. POET is a Canadian company. Because the Fund has indirect exposure to a foreign company, the Fund may be subject to risks associated with foreign investments.

Defiance Daily Target 2X Long POET ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Currency Risk. Indirect exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Defiance Daily Target 2X Long POET ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Foreign Securities Risk. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Defiance Daily Target 2X Long POET ETF | Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Risk. The development of new, technologically advanced products is a complex and uncertain process requiring frequent innovation, highly-skilled engineering and development personnel and significant capital, as well as the accurate anticipation of technological and market trends. There is no assurance that the company will be able to identify, develop, manufacture, market or support new or enhanced products successfully or on a timely basis. Further, there is no assurance that new products will gain market acceptance or that the company will be able to respond effectively to product introductions by competitors, technological changes or emerging industry standards. POET also may not be able to develop the underlying core technologies necessary to create new products and enhancements, license these technologies from third parties, or remain competitive in its markets.

Defiance Daily Target 2X Long POET ETF | International Business Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	International Business Risks. POET has significant tangible assets located outside Canada and the United States. Conducting business outside Canada and the United States subjects the company to a number of additional risks and challenges, including: periodic changes in a specific country’s or region’s economic conditions, such as recession; licenses and other trade barriers; the provision of services may require export licenses; environmental regulations; certification requirements; fluctuations in foreign currency exchange rates; inadequate protection of intellectual property rights in some countries; preferences of certain customers for locally produced products; potential political, legal and economic instability, foreign conflicts, and the impact of regional and global infectious illnesses in the countries in which we and our customers, suppliers and contract manufacturers are located; Canadian and U. S. and foreign anticorruption laws; seasonal reductions in business activities in certain countries or regions; and fluctuations in freight rates and transportation disruptions. These factors, individually or in combination, could impair POET’s ability to effectively operate one or more of its foreign facilities or deliver its products, result in unexpected and material expenses, or cause an unexpected decline in the demand for its products in certain countries or regions. POET’s business segments are concentrated in the nuclear fuel and reactor cycles, with the largest segment being uranium mining. As such, POET is sensitive to changes in, and its performance and future prospects, will depend to a greater extent on, the overall condition of the nuclear energy industry and the public acceptance of nuclear energy. POET may be susceptible to increased risks, compared to diversified metals trading companies or diversified mining companies, as a result of the fact that its operations are concentrated in the nuclear fuel business.

Defiance Daily Target 2X Long POET ETF | POET Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

POET Risks. The Fund invests in swap contracts and options that are based on the share price of POET. This subjects the Fund to certain of the same risks as if it owned shares of POET, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of POET, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long POET ETF | Indirect Investment in POET Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in POET Risk. POET is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of POET but will be exposed to the performance of POET (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from POET, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long POET ETF | POET Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	POET Trading Risk. The trading price of POET may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence POET’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence POET’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for POET’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long POET ETF | POET Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	POET Performance Risk. POET may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of POET to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance POET provides may not ultimately be accurate. If POET’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by POET could decline significantly.

Defiance Daily Target 2X Long POET ETF | Semiconductors Industry Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Semiconductors Industry Risks. Semiconductor companies may face intense competition, both domestically and internationally, and such competition may have an adverse effect on their profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies’ supply chain and operations are dependent on the availability of materials that meet exacting standards and the use of third parties to provide components and services. Semiconductor companies may rely on a limited number of suppliers, or upon suppliers in a single location, for certain materials, equipment or tools. Finding and qualifying alternate or additional suppliers can be a lengthy process that can cause production delays or impose unforeseen costs, and such alternatives may not be available at all. Production can be disrupted by the unavailability of resources, such as water, silicon, electricity, gases and other materials. Suppliers may also increase prices or encounter cybersecurity or other issues that can disrupt production or increase production costs. Semiconductor and display and related industries have historically been cyclical and are subject to volatility in customer demand.

Defiance Daily Target 2X Long POET ETF | Operating Loss History [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Operating Loss History. POET has a history of large operating losses. The company has historically incurred losses and negative cash flows from operations since its inception. As of December 31, 2024, POET had an accumulated deficit of approximately $271,000,000. POET may not be able to achieve or sustain profitability in the future and as a result may not be able to maintain sufficient levels of liquidity.

Defiance Daily Target 2X Long POET ETF | “Fab-light” Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	“Fab-light” Strategy Risk. POET has divested its major operating asset and adopted a “fab-light” strategy, under which it plans to focus on the Optical Interposer as its main business. A “fab-light” strategy is where a company owns some internal chip manufacturing capabilities (“fabs”) for specialized or high demand products, while simultaneously outsourcing a significant portion of its less critical or leading-edge chip production to third parties. There are substantial risks associated with the adoption of a “fab-light” strategy, including the loss of revenue associated with the divested operation, the loss of control over an internal development asset, and the loss of key technical knowledge available from personnel who will no longer be employed by the company, many of whom the company may have to replace. There is no guarantee that this approach to operating a company will be successful. Further, POET’s strategy will be solely dependent on the future market acceptance and sale of Optical Interposer-based solutions, which in some cases are neither fully developed nor in qualification stages. There can be no assurance that POET will be successful in addressing these or any other significant risks we may encounter in the adoption of a “fab-light” strategy or the focus of its business solely on the Optical Interposer.

Defiance Daily Target 2X Long POET ETF | Limited Operating History [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Limited Operating History. The initial target market for the Optical Interposer-based optical engine is the data center market for data communications within the data center and beyond. POET has limited experience in selling products in this market. It may not be successful in developing a product for this market and even if it does, it may never gain widespread acceptance by large data center operators. If POET’s expectations for the growth of the data center / datacom market are not realized, its financial condition or results of operations may be adversely affected.

Defiance Daily Target 2X Long POET ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long POET ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long COMM ETF | Single Issuer Risk [Member]
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Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long COMM ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended January 12, 2026 was 87.60%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 115.45%. The Underlying Security’s annualized performance during this period was 5.08%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long COMM ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long COMM ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long COMM ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long COMM ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long COMM ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long COMM ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long COMM ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long COMM ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long COMM ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long COMM ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long COMM ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long COMM ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long COMM ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long COMM ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long COMM ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long COMM ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long COMM ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long COMM ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long COMM ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long COMM ETF | Liquidity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long COMM ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long COMM ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long COMM ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long COMM ETF | Operationals Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long COMM ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long COMM ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long COMM ETF | Regulatory Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Regulatory Risks. The telecommunications and cable television industries are subject to significant and changing federal and state regulation, both in the U.S. and other countries. Many of COMM’s customers, such as internet service providers, are subject to various rules and regulations, and changes to such rules and regulations could adversely impact its customers’ decisions regarding capital spending. COMM, as well as some of its customers, also participate in and benefit from government funded programs that encourage the development of network infrastructures such as the Infrastructure Investment and Jobs Act (IIJA), Rural Digital Opportunity Fund (RDOF) and American Rescue Plan Act (ARPA). Changes in government programs in the industry or uncertainty regarding future changes could adversely impact its customers’ decisions regarding capital spending, which could decrease demand for COMM’s products and could materially and adversely affect its business, financial condition, results of operations, cash flows and stock price.

Defiance Daily Target 2X Long COMM ETF | COMM Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

COMM Risks. The Fund invests in swap contracts and options that are based on the share price of COMM. This subjects the Fund to certain of the same risks as if it owned shares of COMM, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of COMM, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long COMM ETF | Indirect Investment in COMM Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Indirect Investment in COMM Risk. COMM is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of COMM but will be exposed to the performance of COMM (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from COMM, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long COMM ETF | COMM Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	COMM Trading Risk. The trading price of COMM may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence COMM’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence COMM’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for COMM’s shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long COMM ETF | COMM Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	COMM Performance Risk. COMM may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of COMM to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance COMM provides may not ultimately be accurate. If COMM’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by COMM could decline significantly.

Defiance Daily Target 2X Long COMM ETF | Communications Equipment Industry Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Communications Equipment Industry Risks. Failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditures, and rapid obsolescence can significantly affect the communications equipment industry. Communications services companies are subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new adverse regulatory requirements may adversely affect the business of such companies. These companies can also be significantly affected by competition with alternative technologies, product compatibility, consumer preferences, rapid product obsolescence, and research and development of new products. Technological innovations may make the products and services of such companies obsolete.

Defiance Daily Target 2X Long COMM ETF | Risks Relating to Reliance on Third Parties [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Risks Relating to Reliance on Third Parties. COMM’s performance is dependent on third parties’ capital spending for constructing, rebuilding, maintaining or upgrading data, communication and entertainment networks, which can be volatile and difficult to forecast. Capital spending in the communications industry is cyclical and can be curtailed or deferred on short notice. COMM experienced a decrease in customer capital spending in 2024, which negatively impacted its results of operations, and it may continue to experience significant fluctuations in sales and operating income due to the volatility in our industry.

Defiance Daily Target 2X Long COMM ETF | Commodity Price Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commodity Price Risks. COMM is dependent on certain raw materials and components linked to the commodity markets, and its profitability may be materially affected by changes in the market price. The principal raw materials and components we purchase are aluminum, copper, steel, bimetals, optical fiber, plastics and other polymers, capacitors, memory devices and silicon chips. Prices for aluminum, copper, steel, silicon, fluoropolymers and certain other polymers have experienced significant volatility in the past as a result of changes in the levels of global demand, supply disruptions, including port, transportation and distribution delays or interruptions, and other factors.

Defiance Daily Target 2X Long COMM ETF | Supplier Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Supplier Risks. COMM utilizes a limited number of key suppliers for logistics support of certain of its raw material and component purchases, including certain semiconductors, memory and chip capacitors, polymers, copper rod, copper and aluminum tapes, fine aluminum wire, steel wire, optical fiber, circuit boards and other electronic components, subassemblies and modules. Certain of its suppliers are sole source suppliers, and a number of its agreements with suppliers are short-term in nature. COMM’s reliance on sole or limited suppliers and its reliance on subcontractors involves several risks, including a potential inability to obtain an adequate supply of required materials, components and other products, and reduced control over pricing, quality, terms and conditions of purchase and timely delivery.

Defiance Daily Target 2X Long COMM ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long COMM ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Defiance Daily Target 2X Long AMKR ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole. Additionally, the Fund will seek to employ its investment strategy as it relates to the underlying issuer regardless of whether there are significant corporate actions such as restructurings, enforcement activity, or acquisitions or periods adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

Defiance Daily Target 2X Long AMKR ETF | Compounding and Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Compounding and Market Volatility Risk. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (200%) the Underlying Security’s performance, before the Fund’s management fee and other expenses. Compounding affects all investments but has a more significant impact on funds that aim to replicate leveraged daily returns and that rebalance daily. For the Fund aiming to replicate two times the daily performance of an Underlying Security, if adverse daily performance of the Underlying Security reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Underlying Security increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the Underlying Security’s volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Security during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the Underlying Security’s volatility could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – the Underlying Security’s volatility and the Underlying Security’s performance. The Underlying Security’s performance shows the percentage change in the share price of the Underlying Security over the specified time period, while the Underlying Security’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if the Underlying Security’s performance over two equal time periods is identical, different Underlying Security volatility (i.e., in magnitude of fluctuations in the share price of the Underlying Security) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) the Underlying Security volatility; b) the Underlying Security performance; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses. The chart shows estimated Fund returns for a number of combinations of Underlying Security volatility and Underlying Security performance over a one-year period. Performance shown in the chart assumes that: (i) there were no Fund expenses; (ii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected the estimated returns would be different than those shown. Particularly during periods of higher Underlying Security volatility, compounding will cause results for periods longer than a trading day to vary from two times (200%) the performance of the Underlying Security.

As shown in the chart below, the Fund would be expected to lose 6.1% if there was no change in the share price of the Underlying Security over a one-year period during which the Underlying Security experienced annualized volatility of 25%. If the Underlying Security’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period would widen to approximately -43%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if there were no change in the share price of the Underlying Security. For instance, if the Underlying Security’s annualized volatility is 100%, the Fund would be expected to lose 63.2% of its value, even if the cumulative Underlying Security change in the share price of the Underlying Security for the year was 0%.

Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than two times (200%) the performance of the Underlying Security and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than two times (200%) the performance of the Underlying Security. The Fund’s actual performance may be significantly better or worse than the performance shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

Estimated Returns of 200% or Two Times Performance of the Underlying Security

Underlying Security Performance		One Year Volatility Rate
One Year Underlying Security	2X Times (200%) the One Year Performance	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.5%	-90.9%	-94.1%
-50%	-100%	-75.2%	-76.5%	-80.5%	-85.8%	-90.8%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.5%	-86.8%
-30%	-60%	-51.5%	-54.0%	-61.8%	-72.1%	-82.0%
-20%	-40%	-36.6%	-39.9%	-50.2%	-63.5%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.2%
0%	0%	-1.0%	-6.1%	-22.1%	-43.0%	-63.2%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.1%	-18.0%	-47.0%
30%	60%	67.3%	58.8%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.6%	11.7%	-27.9%
50%	100%	122.8%	111.4%	75.2%	28.2%	-17.2%
60%	120%	153.5%	140.5%	99.4%	45.9%	-5.8%

The Underlying Security’s five-year annualized historical volatility rate for the period ended January 12, 2025 was 50.02%. The Underlying Security’s highest volatility rate for any one calendar year during this period was 54.96%. The Underlying Security’s annualized performance during this period was 8.30%. Historical Underlying Security volatility and performance are not indications of what Underlying Security volatility and performance will be in the future.

Defiance Daily Target 2X Long AMKR ETF | Daily Correlation/Tracking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of leveraged correlation to the Underlying Security and therefore achieve its daily leveraged investment objective. To achieve a high degree of leveraged correlation with the Underlying Security, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying Security increases on days when the Underlying Security is volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. If there is a significant intra-day market event and/or the Underlying Security experiences a significant increase or decline, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads.

The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying Security. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s leveraged correlation to the Underlying Security.

Defiance Daily Target 2X Long AMKR ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Security will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the share price of the Underlying Security, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the share price of the Underlying Security declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Security’s share price.

Defiance Daily Target 2X Long AMKR ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the share price of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund will be subject to regulatory constraints relating to level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

In addition, the Fund’s investments in derivatives are subject to the following risks:

Defiance Daily Target 2X Long AMKR ETF | Swap Agreements [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreements. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Defiance Daily Target 2X Long AMKR ETF | Options Contracts [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. The value of the options contracts in which the Fund invests are substantially influenced by the value of the Underlying Security. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain indirect exposure to the Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses. The use of options to generate leverage introduces additional risks, including significant potential losses if the market moves unfavorably. The leverage inherent in options can amplify both gains and losses, leading to increased volatility and potential for substantial losses, particularly in periods of market uncertainty or low liquidity. Additionally, the Fund may incur losses if the value of the Underlying Security moves against its positions, potentially resulting in a complete loss of the premium paid.

Defiance Daily Target 2X Long AMKR ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in derivatives which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty or may obtain a limited and/or delayed recovery.

Counterparties may seek to hedge their exposure to individual clients (such as the Fund) by establishing offsetting exposures with other clients, however, there is no guarantee that counterparties will do so under all circumstances. Should a counterparty (e.g., a swap counterparty) terminate its relationship with the Fund, the Fund will seek to utilize other counterparties to seek to maintain its exposures. In addition, the Fund may use options contracts to seek to generate the leverage necessary to implement its strategy. The use of options contracts introduces distinct risks, including heightened volatility, particularly intraday. While options may provide an ancillary benefit of mitigating some losses under specific scenarios, such as severe market downturns, their inherent leverage and rapid price fluctuations can amplify the Fund’s performance volatility and lead to greater risks of substantial losses. Refer to “Derivatives Risk – Options Contracts” for additional information on the risks of investing in options.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Daily Target 2X Long AMKR ETF | Intra-Day Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Intra-Day Investment Risk. The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the share price of the Underlying Security at the market close on the first trading day and the share price of the Underlying Security at the time of purchase. If the share price of the Underlying Security rises, the Fund’s net assets will rise by approximately twice the amount as the Fund’s exposure. Conversely, if the share price of the Underlying Security declines, the Fund’s net assets will decline by approximately two times the amount as the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated leveraged performance of the Underlying Security.

If there is a significant intra-day market event and/or the securities of the Underlying Security experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Defiance Daily Target 2X Long AMKR ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s Share price and total return to be reduced and fluctuate more than other types of investments.

Defiance Daily Target 2X Long AMKR ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Security that is significantly greater or less than its stated investment objective. As a result, the Fund may be exposed to leverage risk because it had not been properly rebalanced and may not achieve its investment objective.

Defiance Daily Target 2X Long AMKR ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Defiance Daily Target 2X Long AMKR ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Defiance Daily Target 2X Long AMKR ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. The costs associated with cash redemptions may include brokerage costs that the Fund may not have incurred if it had made the redemptions in-kind. These costs could be imposed on the Fund, decreasing its NAV, to the extent these costs are not offset by a transaction fee payable by an authorized participant.

Defiance Daily Target 2X Long AMKR ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Defiance Daily Target 2X Long AMKR ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Defiance Daily Target 2X Long AMKR ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. This adverse effect on liquidity for the Fund’s shares may lead to wider bid-ask spreads and differences between the market price of the Fund’s shares and the underlying value of the shares.

Defiance Daily Target 2X Long AMKR ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. These situations may have an impact on the liquidity of the Fund’s own shares.”

Defiance Daily Target 2X Long AMKR ETF | Economic and Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

Defiance Daily Target 2X Long AMKR ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on exchanges (such as the Exchange), could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Defiance Daily Target 2X Long AMKR ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
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Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate two times the daily percentage change in the price of the Underlying Security. Tracking error may occur for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Security or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives, and therefore experience tracking error, as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

Defiance Daily Target 2X Long AMKR ETF | Liquidity Risks [Member]
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Liquidity Risk. Some securities held by the Fund may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Defiance Daily Target 2X Long AMKR ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.

Defiance Daily Target 2X Long AMKR ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Defiance Daily Target 2X Long AMKR ETF | Trading Halt Risk [Member]
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Trading Halt Risk. Although the Underlying Security’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the Exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Security’s shares is expected, in turn, to result in a halt in the trading in the Fund’s Shares. Trading in the Underlying Security’s and/or Fund’s Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in the Underlying Security’s and/or Fund’s Shares inadvisable. In addition, trading in Underlying Security’s and/or Fund’s Shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

Defiance Daily Target 2X Long AMKR ETF | Operationals Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund’s investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Defiance Daily Target 2X Long AMKR ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Defiance Daily Target 2X Long AMKR ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of swap contracts and options on shares of a single issuer does not exceed 25% of the Fund’s value at the close of any quarter. If the value of swap contracts and options on shares of a single issuer were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

Defiance Daily Target 2X Long AMKR ETF | Regulatory Risks [Member]
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●	Regulatory Risks. In recent years, the U.S. Bureau of Industry and Security announced new export control regulations applicable to the sale of U.S. semiconductor technology in China (collectively, the “BIS Regulations”). The BIS Regulations and other similarly restrictive trade barriers adopted by U.S. and foreign governments applicable to the semiconductor supply chain, could impact AMKR’s business and the businesses of its customers. These factors may have a material and adverse effect on AMKR’s business, liquidity, results of operations, financial condition and cash flows or lead to significant volatility in quarterly or annual operating results. In addition, these factors may materially and adversely affect AMKR’s credit ratings, which could make it more difficult and expensive for us to raise capital and could materially and adversely affect the price of our securities.

Defiance Daily Target 2X Long AMKR ETF | Semiconductors Industry Risks [Member]
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●	Semiconductors Industry Risks. Semiconductor companies may face intense competition, both domestically and internationally, and such competition may have an adverse effect on their profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies’ supply chain and operations are dependent on the availability of materials that meet exacting standards and the use of third parties to provide components and services. Semiconductor companies may rely on a limited number of suppliers, or upon suppliers in a single location, for certain materials, equipment or tools. Finding and qualifying alternate or additional suppliers can be a lengthy process that can cause production delays or impose unforeseen costs, and such alternatives may not be available at all. Production can be disrupted by the unavailability of resources, such as water, silicon, electricity, gases and other materials. Suppliers may also increase prices or encounter cybersecurity or other issues that can disrupt production or increase production costs. Semiconductor and display and related industries have historically been cyclical and are subject to volatility in customer demand.

Defiance Daily Target 2X Long AMKR ETF | Supplier Risks [Member]
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●	Supplier Risks. AMKR obtains the materials and equipment required for the packaging and test services performed by its factories from various vendors. AMKR sources most of its materials, including critical materials such as lead frames, laminate substrates and gold wire, from a limited group of suppliers. A disruption to the operations of one or more of its suppliers could extend lead times for materials and equipment and have a negative impact on AMKR’s business. For example, the Covid-19 pandemic and resulting supply chain disruptions and economic turbulence created extended lead times for some materials and equipment, and furthermore, fire, severe weather, earthquakes, flooding and tsunamis in the past have impacted the supply of specialty chemicals, substrates, silicon wafers, equipment and other supplies to the electronics industry. AMKR’s business may be harmed if it cannot obtain materials and other supplies from its vendors in a timely manner, in sufficient quantities, at acceptable quality or at competitive prices or are unable to increase its prices sufficiently to recover inflationary price increases in materials or supplies.

Defiance Daily Target 2X Long AMKR ETF | AMKR Risks [Member]
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AMKR Risks. The Fund invests in swap contracts and options that are based on the share price of AMKR. This subjects the Fund to certain of the same risks as if it owned shares of AMKR, even though it does not. By virtue of the Fund’s investments in swap contracts and options that are based on the value of AMKR, the Fund may also be subject to the following risks:

Defiance Daily Target 2X Long AMKR ETF | Indirect Investment in AMKR Risk [Member]
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●	Indirect Investment in AMKR Risk. AMKR is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights or influence over the management of AMKR but will be exposed to the performance of AMKR (the Underlying Security). Investors will also not have the right to receive dividends or other distributions from AMKR, but will remain subject to price fluctuations and other risks associated with ownership of the Underlying Security.

Defiance Daily Target 2X Long AMKR ETF | AMKR Trading Risk [Member]
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●	AMKR Trading Risk. The trading price of AMKR R may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also influence AMKR’s trading activity, contributing to market instability. Public perception and external factors beyond the company’s control may influence AMKR’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a trading halt, delisting, or significant disruption in the market for AMKR shares, the Fund may experience difficulty entering, modifying, or liquidating its exposures. These conditions could impair the Fund’s ability to achieve its investment objective, result in significant tracking error, or, in extreme cases, force the Fund to liquidate entirely.

Defiance Daily Target 2X Long AMKR ETF | AMKR Performance Risk [Member]
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●	AMKR Performance Risk. AMKR may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of AMKR to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance AMKR provides may not ultimately be accurate. If AMKR’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by AMKR could decline significantly.

Defiance Daily Target 2X Long AMKR ETF | Automotive Industry Risks [Member]
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●	Automotive Industry Risks. A significant portion of AMKR’s sales is to customers within the automotive industry. The automotive industry is cyclical, and, as a result, its customers in the automotive end-market are sensitive to changes in general economic conditions, inflationary pressure, disruptive innovation and end-market preferences, which can adversely affect sales of AMKR’s products and, correspondingly, its results of operations. Lower sales to customers in the automotive end-market may have a material adverse effect on AMKR”s business and results of operations.

Defiance Daily Target 2X Long AMKR ETF | Risk Lose Money [Member]
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Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Defiance Daily Target 2X Long AMKR ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.